May 01, 2019

LifePoints Funds, Variable Target Portfolio Series Prospectus

RUSSELL INVESTMENT FUNDS

Supplement dated September 11, 2019 to

PROSPECTUS DATED May 1, 2019

As Supplemented June 10, 2019

CHANGE IN TARGET ASSET ALLOCATIONS: Effective on or about November 13, 2019, each Fund’s target allocation to the Underlying Funds in which it invests will be modified. As a result, the following changes are made to the Prospectus listed above:

(i)
RISK/RETURN SUMMARY: The following is added after the fourth sentence in the first paragraph of the relevant Fund’s “Principal Investment Strategies of the Fund” sub-section of the Risk/Return Summary section of the Prospectus listed above:

Moderate Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 34% to equity, 52% to fixed income, 12% to multi-asset and 2% to alternative asset classes.

Balanced Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 53% to equity, 33% to fixed income, 10% to multi-asset and 4% to alternative asset classes.

Growth Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 70% to equity, 16% to fixed income, 10% to multi-asset and 4% to alternative asset classes.

Equity Growth Strategy Fund: Effective on or about November 13, 2019, the Fund’s allocation to the Underlying Funds in which it invests will be modified and RIM expects that the Fund’s approximate target allocation on or about November 13, 2019 will be 80% to equity, 11% to fixed income, 4% to multi-asset and 5% to alternative asset classes.